Stock Based Compensation:	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Stock Based Compensation:

11.  Stock Based Compensation:

2014 Equity Incentive Plan

Effective June 30, 2014, the Company established the 2014 Equity Incentive Plan (the “2014 Equity Incentive Plan”), pursuant to which we may grant options, stock appreciation rights, restricted stock, and other stock-based awards for up to an aggregate of 44,021 shares of its common stock. Effective August 10, 2018, the number of shares within the stock option pool increased to 50,000. Effective July 29, 2019 the number of shares within the pool increased to 84,008. Effective July 28, 2020 the number of shares within the pool increased to 94,195.

The 2014 Equity Incentive Plan is administered by a committee of the board of directors. Such committee determines the terms of each stock-based award grant under the 2014 Equity Incentive Plan, except that the exercise price of any granted options and the grant price of any granted stock appreciation rights may not be lower than the fair market value of one share of common stock as of the date of grant.

The fair value of 61,310 time-vested options outstanding as of December 26, 2020 was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions: dividend yield equaling 0%, risk-free interest rate from 0.4% to 1.81%, expected volatility assumed to be 31.5%, and expected term of 6.25 years. The fair value of an option in whole dollars was $335.46.

Stock option compensation expense of $3,960, $2,312, and $1,590 was recognized in the accompanying Consolidated Statements of Comprehensive Loss for the years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively. As of December 26, 2020, there was $12,247 of unrecognized compensation expense for unvested common options. The expense will be recognized as a charge to earnings over a weighted average period of approximately 3.50 years.

As of December 26, 2020, there were 16,082 performance-based stock options outstanding that ultimately vest depending upon satisfaction of conditions that only arise in the event of a sale of the Company. No compensation expense will be recognized on these stock options unless it becomes probable the performance conditions will be satisfied.

A summary of stock option activity for the year ended December 26, 2020 is presented below:

			Weighted
			Average
		Weighted Average	Remaining
		Exercise Price Per	Contractual
	Number of	Share	Term
	Shares	(in whole dollars)	(Years)
Outstanding at December 28, 2019	81,700	$1,207	8 years
Exercisable at December 28, 2019	—	—	—
Granted	11,607	$—	—
Exercised	7,333	—	—
Forfeited or expired	8,582	$—	—
Outstanding at December 26, 2020	77,392	$1,257	8 years
Exercisable at December 26, 2020	21,315	$1,185	7 years

In fiscal year ended December 26, 2020, 7,333 options were exercised. In fiscal year ended December 28, 2019, 100 options were exercised. In fiscal year ended December 29, 2018, 200 options were exercised.

As of December 26, 2020, there were 1,071 shares of restricted stock outstanding under the 2014 Equity Incentive Plan. The shares were granted at the grant date fair value of the underlying common stock securities. The restrictions lapse in one quarter increments on each of the three anniversaries of the award date, and one quarter on the completion of the relocation of the recipient to the Cincinnati area or earlier in the event of a change in control. The number of unvested shares of restricted stock was 1,071 as of

December 26, 2020 however expense is recognized over the service period. The weighted average grant date fair value of unvested restricted stock was $1,168 as of December 26, 2020.

A summary of the Company’s restricted stock activity for the year ended December 26, 2020 is presented below:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Unvested at December 28, 2019	2,143	$1,168
Granted	—	—
Vested	(1,072)	1,168
Forfeited	—	—
Unvested at December 26, 2020	1,071	$1,168

Restricted stock compensation expense of $1,165, $669, and $0 was recognized in the accompanying Consolidated Statements of Comprehensive Income (Loss) for the fiscal years ended December 26, 2020, December 28, 2019, and December 29, 2018, respectively.